Income Taxes (Components of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Domestic:
National	¥ 221,284	¥ 92,815	¥ 36,237
Local	32,838
Foreign	170,937	211,075	223,529
Total current tax expense	425,059	303,890	259,765
Domestic:
National	(70,405)	(101,241)	170,106
Local	(4,044)
Foreign	9,003	(3,116)	(4,750)
Total deferred tax expense (benefit)	(65,445)	(104,358)	165,355
Total income tax expense	¥ 359,613	¥ 199,532	¥ 425,120